SCHEDULE OF ANTI-DILUTIVE SECURITIES (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities					1,979,196	1,600,830
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	4,048,188	3,090,787	3,409,921	3,090,787	3,090,787	3,090,787
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,487,849	2,034,562	2,408,456	1,955,182